Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

The accompanying interim unaudited condensed consolidated financial statements reflect the application of the accounting policies described in this note.

Segments

In accordance with criteria under ASC 280, which establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews results to assess performance, make decisions, and allocate operating and capital resources of the Company as a whole. The CODM has made decisions and assessed performance at the Company level as one segment. The CODM does not distinguish its principal business activities for the purpose of internal reporting and uses net loss to allocate resources in the annual budgeting and forecasting process, along with using that measure as a basis for evaluating financial performance quarterly by comparing the actual results with historical budgets.

Use of Estimates

The preparation of the accompanying interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the interim unaudited condensed consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results may differ from these estimates.

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 represents fair value measurements.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the entire fair value measurement.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (see Note 5) and restricted stock unit award (“RSU”) liability (see Note 8) were carried at fair value and classified as Level 3 liabilities.

		Fair Value Measurements as of December 31, 2025
	Fair Value Total	Level 1	Level 2	Level 3
RSU liability award	$1,655,507	$—	$—	$1,655,507

Upon a modification of the settlement features of the liability-classified RSU award that occurred during the three months ended March 31, 2026, the award was reclassified from liabilities to equity within the accompanying interim unaudited condensed consolidated balance sheets (see Note 8).

Cash and Cash Equivalents

The Company maintains deposits in financial institutions that at times exceed the insured amounts provided by the Federal Deposit Insurance Corporation (“FDIC”). As of March 31, 2026 and December 31, 2025, the amount of cash exceeding the FDIC insurance limit was $84,767,555 and $23,219,422, respectively. The Company believes it is not exposed to any significant credit risk to cash. Money market funds and other short-term investments with an original maturity of three months or less are considered cash equivalents.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance which do not extend the useful lives of the assets are charged to operations as incurred.

The Company reviews its long-lived assets periodically to determine potential impairment by comparing the carrying value of those assets with the estimated future undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition. Should the sum of the expected future undiscounted cash flows be less than the carrying value, the Company would recognize an impairment loss at that time. No impairment loss was recognized during the three months ended March 31, 2026 and 2025. The estimated useful lives of the Company’s property and equipment are as follows:

Useful Life
Equipment	3 years

SAFE Notes

The Company previously issued SAFE Notes in exchange for cash financing. The Company accounted for its SAFE Notes as derivatives under the FASB ASC 815-40 and ASC 815-10 and presented them as long-term liabilities in the accompanying interim unaudited condensed consolidated balance sheets. Changes in the fair value of the SAFE Notes were recorded in earnings.

Immediately upon the effectiveness of the Merger on September 5, 2025, the SAFE Notes were converted into shares of the Company’s common stock (see Note 5).

Research and Development Expenses

Research and development (“R&D”) expenses primarily represent costs incurred to develop the Company’s technology. These costs consist of personnel costs, including salaries, employee benefit costs, bonuses and stock-based compensation expenses, software costs, computing costs, hardware and experimental supplies, and expenses for outside engineering contractors. The Company expenses all R&D costs in the periods in which they are incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation.” The Company classifies awards granted to employees, directors and non-employee consultants as either equity-classified or liability-classified based on the terms of the award. Equity-classified awards are measured at the grant-date fair value and recognized as compensation expense over the requisite service period, which is generally the vesting period. Equity-classified awards are not subsequently remeasured. Liability-classified awards are measured at fair value at each reporting date until settlement, with changes in fair value recognized as compensation expense in the period of change. Compensation cost for liability-classified awards is recognized over the requisite service period based on the fair value of the award at each reporting date.

The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified.

Net Loss Per Common Share

The Company calculates basic net loss per common share in accordance with ASC 260, Earnings Per Share, based on the weighted-average number of outstanding common shares during the fiscal period. Diluted loss per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. The calculation of diluted net loss does not consider the effect of the warrants to purchase an aggregate of 716,084 common stock with exercise contingent on future events, unvested restricted common stock of 2,114,194, stock options to purchase an aggregate of 2,705,423 common stock, and unvested RSUs of 1,118,287, because their inclusion would be anti-dilutive under the treasury stock method. In periods where potentially dilutive securities are anti-dilutive, such amounts are excluded from the calculations of diluted earnings (loss) per share. All potentially dilutive securities are anti-dilutive for the three months ended March 31, 2026 and 2025. For the quarter ended March 31, 2025, the Company had SAFE Notes, the conversion of which would have been anti-dilutive.

Income Tax (Provision) Benefit

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which those temporary differences are expected to reverse.

The Company evaluates the realizability of its deferred tax assets and establishes a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Company considers all available positive and negative evidence, including historical operating results, future taxable income, and the reversal of existing taxable temporary differences.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained upon examination by the relevant taxing authorities. The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense.

New Accounting Pronouncements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements”, to clarify or improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB ASC with the SEC’s regulations. The amendments in ASU 2023-06 will become effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC, and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. Adoption is not expected to have a material impact on the Company’s interim unaudited condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement —Reporting Comprehensive Income —Expense Disaggregation Disclosures” as an update to ASC Topic 220-40, which will be effective for fiscal years beginning after December 15, 2026 and interim periods beginning after December 15, 2027. Early adoption is permitted. ASU 2024-03 was issued to improve the disclosures about a public business entity’s expenses and address requests from investors for more disaggregated disclosures about the types of expenses (including employee compensation, depreciation, and amortization) in commonly presented expense captions (such as general and administrative expenses). In January 2025, the FASB also issued ASU 2025-01 “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date” to clarify the effective date provisions of ASU 2024-03 related to expense disaggregation disclosures. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its interim unaudited condensed consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04 “Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer”, which clarifies the accounting for share based consideration payable to a customer, including classification and measurement guidance, to reduce diversity in practice. The amendments are effective for fiscal years, including interim periods, beginning after December 15, 2026, with early adoption permitted. The Company is currently assessing the impact of adopting ASU 2025-04 on its interim unaudited condensed consolidated financial statements but does not expect a material impact.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow Scope Improvements”. The amendments clarify the applicability of the interim reporting guidance in Topic 270, improve the navigability of the interim reporting requirements, and provide a more comprehensive framework for interim disclosures, including a principle that entities disclose events and changes since the last annual reporting period that have a material effect on the entity. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027, and for all other entities for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its interim unaudited condensed consolidated financial statements and related disclosures.

The Company does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

Note 3: Summary of Significant Accounting Policies

The accompanying consolidated financial statements reflect the application of the accounting policies described in this note.

Segments

In accordance with criteria under ASC 280, Segment Reporting, which establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews results to assess performance, make decisions, and allocate operating and capital resources of the Company as a whole. The CODM has made decisions and assessed performance at the Company level as one segment. The CODM does not distinguish its principal business activities for the purpose of internal reporting and uses net loss, consistent with what is presented in the statement of operations, to allocate resources in the annual budgeting and forecasting process, along with using that measure as a basis for evaluating financial performance quarterly by comparing the actual results with historical budgets.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results may differ from these estimates.

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 represents fair value measurements.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the entire fair value measurement.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (see Note 6) and RSU liability (see Note 8) were carried at fair value and classified as Level 3 liabilities.

		Fair Value Measurements at December 31, 2025
	Fair Value Total	Level 1	Level 2	Level 3
RSU liability	$1,655,507	$—	$—	$1,655,507

		Fair Value Measurements at December 31, 2024
	Fair Value Total	Level 1	Level 2	Level 3
SAFE Notes	$10,783,385	$—	$—	$10,783,385

Cash and Cash Equivalents

The Company maintains deposits in financial institutions that at times exceed the insured amounts provided by the Federal Deposit Insurance Corporation (“FDIC”). As of December 31, 2025 and 2024, the amount of cash exceeding the FDIC insurance limit was $23,219,422 and $6,228,584. The Company believes it is not exposed to any significant credit risk to cash. Money market funds and other short-term investments with an original maturity of three months or less are considered cash equivalents.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance which do not extend the useful lives of the assets are charged to operations as incurred.

The Company reviews its long-lived assets periodically to determine potential impairment by comparing the carrying value of those assets with the estimated future undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition. Should the sum of the expected future undiscounted cash flows be less than the carrying value, the Company would determine the amount of and recognize an impairment loss at that time in accordance with the guidance. No impairment loss was recognized during the years ended December 31, 2025 and 2024. The estimated useful lives of the Company’s property and equipment are as follows:

Useful Life
Equipment	3 years

SAFE Notes

The Company issued SAFE Notes in exchange for cash financing during the years ended December 31, 2025 and 2024. The Company accounted for its SAFE Notes as derivatives under ASC 815, Derivatives and Hedging, and presented them as long-term liabilities in the accompanying consolidated balance sheets. Changes in the fair value of the SAFE Notes were recorded in earnings.

Immediately upon the effectiveness of the Merger on September 5, 2025, the SAFE Notes were converted into shares of the Company’s common stock (see Note 5).

Research and Development Expenses

Research and development (“R&D”) expenses primarily represent costs incurred to develop the Company’s technology. These costs consist of personnel costs, including salaries, employee benefit costs, bonuses and stock-based compensation expenses, software costs, computing costs, hardware and experimental supplies, and expenses for outside engineering contractors for analytical work and consulting costs. The Company expenses all R&D costs in the periods in which they are incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation - Stock Compensation. The Company classifies awards as either equity-classified or liability-classified based on the terms of the award. Equity-classified awards are measured at the grant-date fair value and recognized as compensation expense over the requisite service period, which is generally the vesting period. Equity-classified awards are not subsequently remeasured. Liability-classified awards are measured at fair value at each reporting date until settlement, with changes in fair value recognized as compensation expense in the period of change. Compensation cost for liability-classified awards is recognized over the requisite service period based on the fair value of the award at each reporting date.

The Company classifies stock-based compensation expense in its statement of operations in the same line items in which the award recipient’s cash and other compensation costs are classified.

Net Loss Per Common Share

The Company calculates basic net loss per common share in accordance with ASC 260, Earnings Per Share, based on the weighted-average number of outstanding common shares during the fiscal period. Diluted loss per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. The calculation of diluted net loss does not consider the effect of the warrants to purchase an aggregate of 586,666 common stock with exercise contingent on future events, stock options to purchase an aggregate of 2,325,059 common stock, and unvested RSUs of 669,451, because their inclusion would be anti-dilutive under the treasury stock method. In periods where potentially dilutive securities are anti-dilutive, such amounts are excluded from the calculations of diluted earnings (loss) per share. All potentially dilutive securities are anti-dilutive for the years ended December 31, 2025 and 2024. For the year ended December 31, 2024, the Company had SAFE Notes, the conversion of which would have been anti-dilutive.

Income Tax (Provision) Benefit

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the periods in which those temporary differences are expected to reverse.

The Company evaluates the realizability of its deferred tax assets and establishes a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, the Company considers all available positive and negative evidence, including historical operating results, future taxable income, and the reversal of existing taxable temporary differences.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained upon examination by the relevant taxing authorities. The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense.

New Accounting Pronouncements

Effective January 1, 2025, the Company adopted ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” which enhances income tax disclosures, including expanded requirements for the rate reconciliation and disaggregation of income taxes paid. The adoption of ASU 2023-09 primarily impacts the presentation and disclosure of income taxes in the Company’s consolidated financial statements beginning in 2025. The adoption did not affect the measurement of the Company’s income tax provision.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements”, to clarify or improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB ASC with the SEC’s regulations. The amendments in ASU 2023-06 will become effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC, and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. Adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement —Reporting Comprehensive Income —Expense Disaggregation Disclosures” as an update to ASC Topic 220-40, which will be effective for fiscal years beginning after December 15, 2026 and interim periods beginning after December 15, 2027. Early adoption is permitted. ASU 2024-03 was issued to improve the disclosures about a public business entity’s expenses and address requests from investors for more disaggregated disclosures about the types of expenses (including employee compensation, depreciation, and amortization) in commonly presented expense captions (such as general and administrative expenses). In January 2025, the FASB also issued ASU 2025-01 “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date” to clarify the effective date provisions of ASU 2024-03 related to expense disaggregation disclosures. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04 “Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer”, which clarifies the accounting for share based consideration payable to a customer, including classification and measurement guidance, to reduce diversity in practice. The amendments are effective for fiscal years, including interim periods, beginning after December 15, 2026, with early adoption permitted. The Company is currently assessing the impact of adopting ASU 2025-04 on its consolidated financial statements but does not expect a material impact.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow Scope Improvements”. The amendments clarify the applicability of the interim reporting guidance in Topic 270, improve the navigability of the interim reporting requirements, and provide a more comprehensive framework for interim disclosures, including a principle that entities disclose events and changes since the last annual reporting period that have a material effect on the entity. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027, and for all other entities for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its interim financial statements and related disclosures.

The Company does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.